Consolidated statement of financial position - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]
Non-current Assets [Abstract]
Goodwill	€ 20,174	€ 17,491	€ 17,552
Intangible assets	27,395	26,326	28,600
Property, plant and equipment	90,331	92,537	87,065
Right-of-use assets	10,586	0	0
Investments in joint ventures	39	0	31
Deferred tax assets	192	315	304
Other non-current assets	9,391	7,237	3,667
Total non-current assets	158,108	143,906	137,219
Current assets [Abstract]
Inventories and contracts in progress	12,696	9,986	11,027
Trade receivables	40,977	36,891	35,582
Other current assets	8,616	6,936	7,675
Cash and cash equivalents	128,897	115,506	43,175
Total current assets	191,186	169,319	97,459
Total assets	349,294	313,225	234,678
Equity [Abstract]
Share capital	3,066	3,050	2,729
Share premium	138,090	136,637	79,839
Consolidated reserves	(195)	(1,848)	(3,711)
Other comprehensive income (loss)	(1,394)	(1,850)	(1,803)
Equity attributable to the owners of the parent	139,567	135,989	77,054
Non-controlling interest	3,107	0	0
Total equity	142,675	135,989	77,054
Non-current liabilities [Abstract]
Loans and borrowings	104,673	92,440	81,788
Lease liabilities	6,427	0	0
Deferred tax liabilities	5,747	6,226	7,415
Deferred income	5,031	4,587	3,768
Other non-current liabilities	696	868	1,904
Total non-current liabilities	122,574	104,121	94,875
Current liabilities [Abstract]
Loans and borrowings	13,389	13,598	12,769
Lease liabilities	3,449	0	0
Trade payables	18,517	18,667	15,670
Tax payables	3,363	2,313	2,023
Deferred income	27,641	23,195	18,791
Other current liabilities	17,686	15,342	13,496
Total current liabilities	84,045	73,115	62,749
Total equity and liabilities	€ 349,294	€ 313,225	€ 234,678

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.